787 Seventh Avenue
New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

October 5, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Advantage Global SmallCap Fund and Mid Cap Dividend Fund, each a series of Managed Account Series

(File No. 333-124463 and File No. 811-21763)

Ladies and Gentlemen:

On behalf of Managed Account Series and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated September 18, 2017, to the Prospectus, dated August 28, 2017, for Advantage Global SmallCap Fund and Mid Cap Dividend Fund (together, the “Funds”). The purpose of the filing is to submit the 497(e) filing dated September 18, 2017 in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8172.

Very truly yours,

/s/ Dean A. Caruvana
Dean A. Caruvana

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC